FIST2 P-1

                         SUPPLEMENT DATED MARCH 27, 2002
                              TO THE PROSPECTUS OF
                  FRANKLIN INVESTORS SECURITIES TRUST
         (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND,
    FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                               DATED MARCH 1, 2002

The prospectus is amended as follows:

I. For Floating Rate Daily Access Fund the "SHAREHOLDER FEES" table on page 19 is replaced with the following:


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------------------
 Maximum sales charge (load) as a percentage of offering price ......  2.25%     4.00%    1.00%
  Load imposed on purchases .........................................  2.25%     None     None
  Maximum deferred sales charge (load)...............................  None/1    4.00%/2  1.00%

II. For Floating Rate Daily Access Fund the "Management" section on page 21 is replaced with the following.

       MANAGEMENT
------------------
       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Francisco, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

       The team responsible for the Fund's management is:

       RICHARD C. D'ADDARIO, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. D'Addario has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996.

       CHAUNCEY F. LUFKIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
       Mr. Lufkin has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1990.

       DAVID ARDINI CFA, PORTFOLIO MANAGER OF ADVISERS
       Mr. Ardini has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 2000.

       The Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of:
       o 0.450% of the value of net assets up to and including $500 million;
       o 0.350% of the value of net assets over $500 million up to and including $1 billion;
       o 0.300% of the value of net assets over $1 billion up to and including $1.5 billion;
       o 0.250% of the value of net assets over $1.5 billion up to and including $6.5 billion;
       o 0.225% of the value of net assets over $6.5 billion up to and including $11.5 billion;
       o 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
       o 0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
       o 0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
       o 0.170% of the value of net assets in excess of $21.5 billion.

          Please keep this supplement for future reference.








FIST2 PA-1
                        SUPPLEMENT DATED MARCH 27, 2002
                             TO THE PROSPECTUS OF
              FRANKLIN INVESTORS SECURITIES TRUST - ADVISOR CLASS
       (FLOATING RATE DAILY ACCESS FUND AND FRANKLIN TOTAL RETURN FUND)
                              DATED MARCH 1, 2002

The prospectus is amended as follows:

I. For Floating Rate Daily Access Fund the "Management" section on page 12 is replaced with the following.

       MANAGEMENT
------------------
       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Francisco, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

       The team responsible for the Fund's management is:

       RICHARD C. D'ADDARIO, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. D'Addario has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 1996.

       CHAUNCEY F. LUFKIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
       Mr. Lufkin has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1990.

       DAVID ARDINI CFA, PORTFOLIO MANAGER OF ADVISERS
       Mr. Ardini has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 2000.

       The Fund pays Advisers a fee for managing the Fund's assets. The fee is equal to an annual rate of:

       o 0.450% of the value of net assets up to and including $500 million;
       o 0.350% of the value of net assets over $500 million up to and including $1 billion;
       o 0.300% of the value of net assets over $1 billion up to and including $1.5 billion;
       o 0.250% of the value of net assets over $1.5 billion up to and including $6.5 billion;
       o 0.225% of the value of net assets over $6.5 billion up to and including $11.5 billion;
       o 0.200% of the value of net assets over $11.5 billion up to and including $16.5 billion;
       o 0.190% of the value of net assets over $16.5 billion up to and including $19 billion;
       o 0.180% of the value of net assets over $19 billion up to and including $21.5 billion; and
       o 0.170% of the value of net assets in excess of $21.5 billion.

               Please keep this supplement for future reference.